DIREXION SHARES ETF TRUST

Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE)

Supplement dated March 16, 2012 to the
Prospectus dated February 28, 2012,
as supplemented February 28, 2012 (“Prospectus”)

Direxion NASDAQ-100® Equal Weighted Index Shares
Effective immediately, Rafferty Asset Management, LLC, the adviser for Direxion NASDAQ-100® Equal Weighted Index Shares (the “Fund”), has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for “Other Expenses” through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceeds 0.35%.  As such, the Annual Fund Operating Expenses table and Expense Example under the section “Fees and Expenses of the Fund” appearing in the Fund’s summary on page 38 of the Prospectus is hereby restated as follows:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.25%
Total Annual Fund Operating Expenses	0.55%
Expense Waiver/Reimbursement(2)	0.20%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement(3)	0.35%
(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)	The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2013, to the extent that the Fund’s Net Annual Operating Expenses exceed 0.35% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
(3)	As of March 16, 2012, the Adviser reduced its contractual fee rate waiver for the Fund from 0.40% to 0.35%. As a result, “Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement” has been restated to reflect current fees.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$36	$155
Questions regarding these changes may be directed to the Funds at (800) 476-7523.